OMB APPROVAL

OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06346
Invesco Quality Municipal Investment Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Quality Municipal Investment Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-152.08%
Alabama-0.31%
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$550	$561,324

Alaska–0.88%
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	2,670	1,614,816

Arizona–1.13%
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	985	1,020,755

Maricopa County Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	400	433,868

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	609,755

				2,064,378

California–19.02%
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/35	985	200,339

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/36	1,590	279,411

Alvord United School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/23	690	728,888

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB	5.00%	04/01/31	1,000	1,018,920

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	680	295,120

Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	1,310	391,467

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	555	513,847

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	3,000	2,792,040

California (State of); Series 2003, Unlimited Tax GO Bonds	5.00%	02/01/24	3,000	3,064,950

California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,014,220

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(d)	0.00%	08/01/29	340	109,793

Dry Creek Joint Elementary School District (Election of 2008);
Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/41	430	60,639

Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/42	5,265	689,504

Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/43	770	93,886

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	1,775	476,375

Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,275,870

Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	3,000	2,778,270

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,700	1,679,481

Indio (City of) Redevelopment Agency (Indio Merged Redevelopment); Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/24	585	511,723

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(e)	5.00%	07/01/25	1,920	2,041,670

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	2,000	2,119,200

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/34	975	212,765

Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(d)	0.00%	08/01/29	1,090	335,055

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/28	790	264,792

Oakland (Port of);
Series 2002 L, RB (f)(g)	5.00%	11/01/12	110	117,258

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California-(continued)
Series 2002 L, RB (INS-NATL) (a)(g)	5.00%	11/01/21	$890	$895,651

Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, RB (INS-NATL) (a)	5.00%	06/01/29	4,000	4,016,560

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/27	1,965	714,120

Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	2,455	658,873

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	06/15/28	540	552,560

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(d)	0.00%	09/01/30	3,300	965,052

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	647,380

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (d)	0.00%	04/01/14	850	783,742

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/32	6,300	1,477,539

				34,776,960

Colorado–1.32%
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. Improvement RB (INS-SGI) (a)	5.25%	08/15/34	1,585	1,447,137

Colorado (State of) Housing & Finance Authority (Single Family Program); Series 2000 D-2, RB (g)	6.90%	04/01/29	115	122,612

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	850	852,295

				2,422,044

District of Columbia–5.05%
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/27	575	608,764

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	265	278,844

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	1,850,020

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/26	380	404,077

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/27	380	401,459

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/28	760	797,719

Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/27	1,500	1,663,050

Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. RB (INS-AGM) (a)(g)	5.00%	10/01/20	3,000	3,224,880

				9,228,813

Florida–16.72%
Florida (State of) Board of Education; Series 2002 D, Public Education Capital Outlay Ref. Bonds RB	5.38%	06/01/18	6,890	7,178,622

Highlands (County of) Health Facilities Authority (Adventist Health); Series 2005 C, RB	5.00%	11/15/31	3,000	2,988,510

Jacksonville (City of); Series 2001, Sales Tax RB (INS-AMBAC) (a)	5.50%	10/01/18	1,900	1,926,429

Martin (County of); Series 2001, Utilities System RB (c)(f)	5.00%	10/01/11	2,000	2,051,860

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,079,070

Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	800	838,544

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,300	1,331,148

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	320	326,522

Miami-Dade (County of); Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(d)	0.00%	10/01/30	1,000	838,320

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	750	848,137

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida-(continued)
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (e)	5.00%	08/15/42	$8,000	$7,623,360

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.38%	01/01/40	1,000	739,330

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	1,545	1,585,402

Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS-NATL) (a)	6.00%	10/01/29	1,000	1,207,620

				30,562,874

Georgia–7.47%
Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	2,000	2,000,240

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (b)(c)	2.50%	03/01/13	590	602,018

Georgia (State of) Road & Tollway Authority (Governor’s Transportation Choices); Series 2001, RB (c)(f)	5.38%	03/01/12	5,000	5,194,650

Georgia (State of) Road & Tollway Authority; Series 2003, RB (c)(f)	5.00%	10/01/13	2,000	2,208,760

Municipal Electic Authority of Georgia; Series 2002 A, Balance Combustion RB (INS-NATL) (a)	5.25%	11/01/21	2,000	2,094,840

Municipal Electric Authority of Georgia; Series 2002 A, Combustion Turbine Project RB (INS-NATL) (a)	5.25%	11/01/22	1,500	1,560,765

				13,661,273

Hawaii–0.80%
Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	399,694

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,100	1,070,025

				1,469,719

Idaho–0.68%
Madison (County of) Hospital; Series 2006, COP	5.25%	09/01/37	1,000	809,270

University of Idaho (The); Series 2011, Ref. General RB (b)(c)	5.25%	04/01/21	400	442,700

				1,251,970

Illinois–8.99%
Chicago (City of) O’Hare International Airport; Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(g)	5.75%	01/01/23	2,000	2,060,980

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	1,035	1,064,642

Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(e)(h)	5.00%	01/01/37	4,470	4,286,149

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	710	761,113

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (b)(c)(g)	3.50%	05/01/13	1,250	1,279,138

Illinois (State of) Finance Authority (Little Co. of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	702,646

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	935	1,009,183

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	930	946,824

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	400	432,280

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,335	1,293,895

Series 2010 A, Ref. RB	6.00%	08/15/38	695	669,695

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	800	781,768

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,150	1,144,020

				16,432,333

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana-1.02%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	$660	$604,329

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC- Harris N.A.) (i)(j)	0.14%	01/01/35	700	700,000

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (b)(c)	6.25%	06/02/14	510	565,978

				1,870,307

Iowa–2.62%
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	2,200	2,274,140

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (e)(h)	5.00%	06/01/25	1,320	1,447,182

Series 2009 A, Special Obligation RB (e)(h)	5.00%	06/01/26	990	1,076,635

				4,797,957

Kansas–0.27%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	455	486,036

Kentucky–3.67%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	550	549,181

Louisville & Jefferson (County of) Metropolitan Sewer District;
Series 2001 A, Sewer & Drainage System RB (INS-NATL) (a)	5.38%	05/15/20	2,925	3,004,033

Series 2001 A, Sewer & Drainage System RB (INS-NATL) (a)	5.38%	05/15/21	3,075	3,159,224

				6,712,438

Louisiana–0.38%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	650	671,508

Maryland–2.46%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	685	610,698

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 B, RB	5.00%	01/01/17	185	176,492

Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,050,370

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	670	652,908

				4,490,468

Massachusetts–7.08%
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	325	330,242

Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	625	630,019

Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	1,400	1,655,934

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	4,715	5,159,012

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	1,530	1,658,030

Massachusetts (State of) Health & Educational Facilities Authority (Tufts University); Series 2008 N-2, VRD RB (j)	0.08%	08/15/34	3,000	3,000,000

Massachusetts (State of); Series 2006 A, VRD Unlimited Tax GO Bonds (j)	0.39%	03/01/26	500	500,000

				12,933,237

Michigan–2.41%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	900	898,011

Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation PCR	5.45%	09/01/29	3,500	3,503,885

				4,401,896

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri-1.05%
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	$485	$488,953

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	525	554,216

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Sr. Living Facilities RB	5.38%	02/01/35	750	668,550

Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2004 B, VRD RB (j)	0.10%	02/15/34	200	200,000

				1,911,719

Montana–0.56%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,000	1,024,640

Nevada–4.22%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	487,430

Clark (County of); Series 2004 A-1, Sub. Lien Airport RB (INS-NATL) (a)(g)	5.50%	07/01/22	2,000	2,045,920

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	400	448,444

Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water Improvement RB (INS-NATL) (a)	5.25%	06/01/22	2,925	3,054,899

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(e)	5.00%	06/01/26	1,600	1,686,368

				7,723,061

New Jersey–6.59%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	530	508,143

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(d)	0.00%	12/15/26	4,135	1,685,385

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/30	1,750	1,759,712

New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,093,355

				12,046,595

New Mexico–0.91%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	700	667,380

New Mexico (State of) Finance Authority (Public Project Revolving Fund); Series 2008 A, Sr. Lien RB	5.00%	06/01/27	920	991,107

				1,658,487

New York–12.64%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	460	462,852

Series 2009, PILOT RB	6.38%	07/15/43	190	192,810

Long Island Power Authority; Series 2004 A, Electrical System RB (INS-AMBAC) (a)	5.00%	09/01/34	1,500	1,505,910

Metropolitan Transportation Authority; Series 2002 B, RB (INS-NATL) (a)	5.50%	07/01/20	3,000	3,128,760

New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS-AGM) (a)	5.00%	02/15/27	1,500	1,558,305

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB (b)(g)(l)	12.60%	07/01/26	1,700	1,704,998

New York City (City of);
Sub-Series 2009 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/27	1,840	1,980,613

Sub-Series 2009 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/28	1,840	1,969,922

New York City (City of) Municipal Water Finance Authority; Series 2002 A, Water and Sewer System RB	5.38%	06/15/18	3,000	3,144,120

New York City (City of) Transitional Finance Authority;
Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/28	1,270	1,364,780

Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/29	1,015	1,083,614

Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/30	1,015	1,079,361

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)

New York City (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (e)	5.00%	04/01/28	$3,700	$3,922,111

				23,098,156

North Carolina—2.08%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	1,525	1,581,410

North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	921,140

University of North Carolina at Chapel Hill; Series 2003, General RB	5.00%	12/01/24	1,200	1,291,632

				3,794,182

Ohio—4.47%

American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(e)	5.25%	02/15/33	3,000	3,089,400

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	525	529,268

Lorain (County of) (Catholic Healthcare Partners); Series 2001 A, Ref. Hospital Facilities & Improvement RB	5.75%	10/01/18	3,000	3,072,960

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,290	1,203,596

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	255	281,061

				8,176,285

Oregon—0.36%

Warm Springs Reservation Confederated Tribes (Pelton Round Butte); Series 2009 B, Hydroelectric Tribal Economic Development RB (k)	6.38%	11/01/33	660	663,749

Pennsylvania—3.97%

Hospitals & Higher Education Facilities Authority (The) (Children’s Hospital of Philadelphia); Series 2005 A, VRD RB (j)	0.12%	02/15/21	1,400	1,400,000

Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	5,000	4,855,350

Sub-Series 2010 B-2, Conv. Sub. CAB RB (d)	0.00%	12/01/28	750	606,600

Sub-Series 2010 B-2, Conv. Sub. CAB RB (d)	0.00%	12/01/34	500	400,990

				7,262,940

Puerto Rico—2.73%

Puerto Rico Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	1,000	992,450

Series 2010 XX, Power RB	5.25%	07/01/40	750	709,410

Puerto Rico Sales Tax Financing Corp.;
First Sub-Series 2009 A, Sales Tax RB (b)(c)(f)	5.00%	08/01/11	855	861,900

First Sub-Series 2010 A, Sales Tax RB	5.38%	08/01/39	450	439,434

First Sub-Series 2010 A, Sales Tax RB	5.50%	08/01/42	750	744,405

First Sub-Series 2010 C, Sales Tax RB	5.25%	08/01/41	1,300	1,243,099

				4,990,698

South Carolina—5.59%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB	5.25%	12/01/29	3,000	3,079,080

Lexington County Health Services District, Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	40	44,470

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	205	211,607

South Carolina (State of) Public Service Authority;
Series 2002 A, Ref. RB (INS-AGM) (a)	5.13%	01/01/20	1,500	1,576,800

Series 2002 A, Ref. RB (INS-AGM) (a)	5.13%	01/01/21	1,000	1,050,420

Series 2003 A, Ref. RB (INS-AMBAC) (a)(e)	5.00%	01/01/22	4,000	4,249,520

				10,211,897

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—16.34%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	$2,000	$2,064,520

Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,000	1,000,860

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	591,180

Dallas-Forth Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (a)(e)(g)	5.38%	11/01/22	5,000	5,132,350

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	555	605,488

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	362,926

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	1,485	1,696,954

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(d)	0.00%	09/01/25	2,300	1,061,128

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	4,500	4,807,395

Series 2004 B, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	3,180	3,441,205

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/23	420	457,233

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	550	540,485

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/28	5,100	1,888,887

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/31	1,025	305,368

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	425	359,656

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	520	546,582

Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/25	890	984,465

Series 2009 A, Financing System RB	5.00%	05/15/26	835	916,137

University of Houston System Board of Regents; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(e)	5.00%	02/15/33	3,000	3,102,480

				29,865,299

Utah—1.44%

Salt Lake (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (b)(f)(l)	12.92%	05/15/20	2,600	2,627,092

Virgin Islands—0.35%

Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	650	645,684

Virginia—0.85%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,561,140

Washington—5.05%

Lewis County Public Utility District No 1; Series 2003, Cowlitz Falls Hydroelectric Ref. RB (INS-NATL) (a)	5.00%	10/01/22	1,000	1,061,080

Seattle (Port of); Series 1999, Sub. Lien RB (INS-NATL) (a)	5.25%	09/01/22	3,000	3,105,690

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	2,315	2,477,305

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	2,435	2,593,494

				9,237,569

Wisconsin—0.60%

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,099,690

TOTAL INVESTMENTS(m)—152.08% (Cost $274,840,876)				278,009,234

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Floating Rate Note Obligations—(19.28)%

Notes with interest rates ranging from 0.18% to .0.33% at 05/31/11 and contractual maturities of collateral ranging from 01/01/22 to 08/15/42 (See Note 1D) (n)				(35,255,000)

OTHER ASSETS LESS LIABILITIES—1.31%				2,397,001

PREFERRED SHARES—(34.11)%				(62,350,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$182,801,235

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	INS	—	Insurer
AGM	—	Assured Guaranty Municipal Corp.	LOC	—	Letter of Credit
AMBAC	—	American Municipal Bond Assurance Corp.*	NATL	—	National Public Finance Guarantee Corp.
BAN	—	Bond Anticipation Notes	PCR	—	Pollution Control Revenue Bonds
BHAC	—	Berkshire Hathaway Assurance Corp.	PILOT	—	Payment-in-Lieu-of-Tax
CAB	—	Capital Appreciation Bonds	RB	—	Revenue Bonds
CEP	—	Credit Enhancement Provider	Ref.	—	Refunding
Conv.	—	Convertible	Sec.	—	Secured
COP	—	Certificates of Participation	SGI	—	Syncora Guarantee, Inc.
FTA	—	Federal Transit Administration	Sr.	—	Senior
GO	—	General Obligation	Sub.	—	Subordinated
IDR	—	Industrial Development Revenue Bonds	VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount.

(e)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security subject to the alternative minimum tax.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,535,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2011 represented 0.36% of the Trust’s Net Assets.

(l)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $4,332,090 which represents 2.37% of net assets.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	15.7%

Assured Guaranty Municipal Corp.	13.0

American Municipal Bond Assurance Corp.*	6.3

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $60,842,221 are held by Dealer Trusts and serve as collateral for the $35,255,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
          Invesco Quality Municipal Investment Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
          Invesco Quality Municipal Investment Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$278,009,234	$—	$278,009,234

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $4,722,065 and $4,646,981, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,930,047

Aggregate unrealized (depreciation) of investment securities	(5,439,588)

Net unrealized appreciation of investment securities	$3,490,459

Cost of investments for tax purposes is $274,518,775.
           Invesco Quality Municipal Investment Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Investment Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.